Note 14 - Revenue - Disaggregation of Revenue (Details) - USD ($)	3 Months Ended								12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2021	Mar. 31, 2020
Net sales	$ 49,214,204	$ 28,502,049	$ 24,861,680	$ 23,524,600	$ 32,980,607	$ 28,150,817	$ 39,995,580	$ 40,975,320	$ 126,102,533	$ 142,102,324
Mill Reject Pipe [Member]
Net sales									1,775,000	1,471,000
Coil [Member]
Net sales									95,264,555	99,762,892
Coil [Member] | Prime Coil [Member]
Net sales									85,933,199	87,222,853
Coil [Member] | Secondary Coil [Member]
Net sales									8,414,060	11,792,212
Coil [Member] | Customer Owned [Member]
Net sales									917,296	747,827
Tubular [Member]
Net sales									30,837,978	42,339,432
Tubular [Member] | Manufactured Pipe [Member]
Net sales									25,554,333	34,974,506
Tubular [Member] | Mill Reject Pipe [Member]
Net sales									$ 5,283,645	$ 7,364,926